Supplement to the
Fidelity® Select Portfolios®
Telecommunications Services Sector
April 29, 2015
Prospectus

The following information replaces similar information for Wireless Portfolio in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Kyle Weaver (lead portfolio manager) has managed the fund since July 2009.

Harlan Carere (co-manager) has managed the fund since December 2015.

The following information replaces the biographical information Kyle Weaver found in the "Fund Management" section on page 18.

Kyle Weaver is lead portfolio manager of Wireless Portfolio, which he has managed since July 2009. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Weaver has worked as a research analyst and portfolio manager.

The following information supplements the biographical information found in the "Fund Management" section on page 18.

Harlan Carere is co-manager of Wireless Portfolio, which he has managed since December 2015. Since joining Fidelity Investments in 2000, Mr. Carere has worked as a research analyst and a portfolio manager.

SELTS-15-01  December 15, 2015
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Supplement to the

Fidelity® Select Portfolios®

Air Transportation Portfolio (FSAIX), Automotive Portfolio (FSAVX), Banking Portfolio (FSRBX), Biotechnology Portfolio (FBIOX), Brokerage and Investment Management Portfolio (FSLBX), Chemicals Portfolio (FSCHX), Communications Equipment Portfolio (FSDCX), Computers Portfolio (FDCPX), Construction and Housing Portfolio (FSHOX), Consumer Discretionary Portfolio (FSCPX), Consumer Finance Portfolio (FSVLX), Consumer Staples Portfolio (FDFAX), Defense and Aerospace Portfolio (FSDAX), Electronics Portfolio (FSELX), Energy Portfolio (FSENX), Energy Service Portfolio (FSESX), Environment and Alternative Energy Portfolio (FSLEX), Financial Services Portfolio (FIDSX), Gold Portfolio (FSAGX), Health Care Portfolio (FSPHX), Industrial Equipment Portfolio (FSCGX), Industrials Portfolio (FCYIX), Insurance Portfolio (FSPCX), IT Services Portfolio (FBSOX), Leisure Portfolio (FDLSX), Materials Portfolio (FSDPX), Medical Delivery Portfolio (FSHCX), Medical Equipment and Systems Portfolio (FSMEX), Multimedia Portfolio (FBMPX), Natural Gas Portfolio (FSNGX), Natural Resources Portfolio (FNARX), Pharmaceuticals Portfolio (FPHAX), Retailing Portfolio (FSRPX), Software and Computer Services Portfolio (FSCSX), Technology Portfolio (FSPTX), Telecommunications Portfolio (FSTCX), Transportation Portfolio (FSRFX), Utilities Portfolio (FSUTX), and Wireless Portfolio (FWRLX)

Consumer Staples Portfolio is a Class of shares of Consumer Staples Portfolio; Gold Portfolio is a Class of shares of Gold Portfolio; Materials Portfolio is a Class of shares of Materials Portfolio; and Telecommunications Portfolio is a Class of shares of Telecommunications Portfolio

Funds of Fidelity Select Portfolios

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2015

Effective January 1, 2016, Medical Delivery Portfolio will be renamed Health Care Services Portfolio and Software and Computer Services Portfolio will be renamed Software and IT Services Portfolio. The features and policies of the funds will not change.

Daniel Dittler serves as co-manager of Brokerage and Investment Management Portfolio. Christopher Lee serves as co-manager of Brokerage and Investment Management Portfolio.

Jonathan Siegmann has replaced Douglas Scott as the portfolio manager of Defense and Aerospace Portfolio.

Daniel Sherwood serves as co-manager of IT Services Portfolio. Kyle Weaver serves as lead portfolio manager of IT Services Portfolio.

The following information supplements similar information found in the "Management Contracts" section beginning on page 61.

The following table provides information relating to other accounts managed by Daniel Dittler as of July 31, 2015:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 567	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Brokerage and Investment Management Portfolio ($567 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of July 31, 2015
Daniel Dittler	Brokerage and Investment Management Portfolio	none

The following information replaces similar information found in the "Management Contracts" section beginning on page 61.

The following table provides information relating to other accounts managed by Mr. Siegmann as of October 31, 2015:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 848	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Defense and Aerospace Portfolio ($848 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of October 31, 2015
Jonathan Siegmann	Defense and Aerospace Portfolio	$10,001 - $50,000

The following information supplements similar information found in the "Management Contracts"section beginning on page 61.

The following table provides information relating to other accounts managed by Mr. Sherwood as of October 31, 2015:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,939	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes IT Services Portfolio ($1,939 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of October 31, 2015
Daniel Sherwood	IT Services Portfolio	$10,001 - $50,000
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